Accumulated Other Comprehensive Income (Loss) (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Comprehensive Income Loss Note [Abstract]
Realized gain on sale of securities - Available for sale securities	$ 24
Realized gain on sale of securities - Held to maturity securities	12
Provision for Income Taxes	(12)
Net Income	$ 24